UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           -----------------------------------------------------
Address:   45 Rockefeller Plaza, Suite 1440
           New York, NY, 10111
           -----------------------------------------------------

Form 13F File Number: 28-07476
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                     New York, NY                     10/11/2005
----------------                     ------------                     ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           68
                                         -----------
Form 13F Information Table Value Total:     $235,754
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
3M COMPANY                     COM              88579Y101     6760   92155 SH       Sole             14295      0  77860
AETNA INC NEW COM              COM              00817Y108      207    2400 SH       Sole                 0      0   2400
ALTRIA GROUP INC               COM              02209S103     1916   26000 SH       Sole                 0      0  26000
AMERICAN EXPRESS COMPANY       COM              025816109      724   12601 SH       Sole                 0      0  12601
AMERICAN INTERNATIONAL GROUP I COM              026874107      797   12857 SH       Sole                 0      0  12857
ARMOR HOLDINGS INC             COM              042260109     7125  165650 SH       Sole             25375      0 140275
BANK OF AMERICA CORP           COM              060505104     6019  142975 SH       Sole             23550      0 119425
BRISTOL MYERS SQUIBB CO        COM              110122108     1016   42221 SH       Sole                 0      0  42221
BURLINGTON NRTHN SANTA COM     COM              12189T104      136    2274 SH       Sole                 0      0   2274
CHEVRON CORPORATION            COM              166764100     7501  115884 SH       Sole             17450      0  98434
CISCO SYSTEMS INC              COM              17275R102     2267  126463 SH       Sole              1013      0 125450
CITIGROUP INC                  COM              172967101     6661  146330 SH       Sole             19871      0 126459
CLARUS CORP DEL                COM              182707109      325   39150 SH       Sole                 0      0  39150
COCA COLA CO                   COM              191216100     6895  159645 SH       Sole             25675      0 133970
COMCAST CORPORATION NEW SPL CL COM              20030N200     6298  218830 SH       Sole             36350      0 182480
DEERE & CO COM                 COM              244199105      515    8418 SH       Sole                 0      0   8418
DELL INC                       COM              24702R101     5647  165125 SH       Sole             30875      0 134250
DOW CHEMICAL CO                COM              260543103     4821  115703 SH       Sole             17950      0  97753
E I DU PONT DE NEMOURS & CO    COM              263534109      235    5999 SH       Sole              3000      0   2999
EMERSON ELECTRIC CO            COM              291011104      476    6626 SH       Sole                 0      0   6626
EQUITABLE RES INC COM          COM              294549100      379    9700 SH       Sole                 0      0   9700
EXXON MOBIL CORP               COM              30231G102    15368  241856 SH       Sole             26275      0 215581
GENERAL ELECTRIC CO            COM              369604103    11988  356030 SH       Sole             42075      0 313955
GENERAL MILLS INC              COM              370334104      463    9600 SH       Sole                 0      0   9600
GILLETTE CO                    COM              375766102     9360  160821 SH       Sole             27025      0 133796
GOLDMAN SACHS GROUP INC        COM              38141G104     6806   55980 SH       Sole              9050      0  46930
HARTFORD FINANCIAL SERVICES GR COM              416515104      198    2562 SH       Sole                 0      0   2562
HOME DEPOT INC                 COM              437076102     5949  155970 SH       Sole             22899      0 133071
HONEYWELL INTL INC             COM              438516106     6637  176997 SH       Sole             29900      0 147097
INTEL CORP                     COM              458140100     7502  304351 SH       Sole             51450      0 252901
INTERNATIONAL BUSINESS MACHINE COM              459200101     1101   13722 SH       Sole                 0      0  13722
ITT INDUSTRIES INC             COM              450911102      187    1644 SH       Sole                 0      0   1644
JOHNSON & JOHNSON              COM              478160104     7860  124207 SH       Sole             18450      0 105757
JPMORGAN CHASE & CO FORMERLY J COM              46625H100     5616  165522 SH       Sole             25400      0 140122
MCCORMICK & CO INC NON-VOTING  COM              579780206     3471  106375 SH       Sole             22200      0  84175
MCDONALDS CORP                 COM              580135101      887   26500 SH       Sole                 0      0  26500
MCGRAW HILL COMPANIES INC      COM              580645109      221    4600 SH       Sole                 0      0   4600
MEDTRONIC INC                  COM              585055106     6821  127217 SH       Sole             20525      0 106692
MERCK & CO INC                 COM              589331107     5846  214857 SH       Sole             21100      0 193757
MICROSOFT CORP                 COM              594918104     9723  377873 SH       Sole             48950      0 328923
NORTHERN TRUST CORP            COM              665859104     3703   73250 SH       Sole             11300      0  61950
PEPSICO INC                    COM              713448108      919   16200 SH       Sole                 0      0  16200
PFIZER INC                     COM              717081103     7683  307702 SH       Sole             43150      0 264552
PROCTER & GAMBLE CO            COM              742718109      844   14200 SH       Sole                 0      0  14200
SCHERING PLOUGH CORP COM       COM              806605101      381   18080 SH       Sole                 0      0  18080
SCHLUMBERGER LTD               COM              806857108     1498   17750 SH       Sole                 0      0  17750
SEALED AIR CORP NEW            COM              81211K100      607   12800 SH       Sole                 0      0  12800
SYSCO CORP                     COM              871829107      282    9000 SH       Sole                 0      0   9000
TEXAS INSTRUMENTS INC          COM              882508104      236    6950 SH       Sole              3150      0   3800
UNITED TECHNOLOGIES CORP       COM              913017109     6885  132814 SH       Sole             19220      0 113594
UNIVISION COMMUNICATIONS INC C COM              914906102     4178  157475 SH       Sole             29448      0 128027
WAL-MART STORES INC            COM              931142103      930   21234 SH       Sole              2000      0  19234
WALT DISNEY CO HOLDING CO      COM              254687106     7165  296921 SH       Sole             42475      0 254446
WEYERHAEUSER CO COM            COM              962166104      708   10300 SH       Sole                 0      0  10300
WYETH COM                      COM              983024100      602   13000 SH       Sole                 0      0  13000
BP P L C SPONSORED ADR (FRM BP                  055622104      988   13951 SH       Sole                 0      0  13951
GLAXOSMITHKLINE PLC SPONSORED                   37733w105      318    6200 SH       Sole                 0      0   6200
ISHARES INC MSCI JAPAN INDEX F                  464286848     4697  385300 SH       Sole             59085      0 326215
DIAMONDS TRUST-UNIT SERIES 1                    252787106     1518   14352 SH       Sole               510      0  13841
ISHARES NASDAQ BIOTECHNOLOGY                    464287556      662    8600 SH       Sole                 0      0   8600
NASDAQ 100 SHARES UNIT SER 1                    631100104     6246  158275 SH       Sole             25150      0 133125
OIL SVC HOLDRS TR OIL SVC HOLD                  678002106     5047   40705 SH       Sole              5800      0  34905
SECTOR SPDR TRUST SHS BEN INT                   81369Y506      409    7610 SH       Sole               293      0   7316
SELECT SECTOR SPDR FUND SHS BE                  81369Y209      426   13582 SH       Sole               484      0  13098
STANDARD & POORS DEPOSITARY RE                  78462F103     5591   45439 SH       Sole              1613      0  43826
FRANKLIN TEMPLETON FUNDS CALIF                  352518104      103   13971 SH       Sole                 0      0  13971
PIMCO CALIF MUN INC II COM                                     204   13346 SH       Sole                 0      0  13346
WASHINGTON MUTUAL INVESTORS FU                  939330106      201    6490 SH       Sole                 0      0   6490